MERRILL LYNCH
                                                              UTILITY INCOME
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              February 28, 1998

MERRILL LYNCH UTILITY INCOME FUND, INC.

DEAR SHAREHOLDER

During the quarter ended February 28, 1998, investors focused on the implications that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slow-down in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity. Industrial activity is beginning to slow, but the slowdown has not spread to other sectors of the economy.

The Federal Open Market Committee did not ease monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among US bond investors who had expected imminent monetary policy easing. As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.

Portfolio Matters

For the three-month period ended February 28, 1998, total returns for Merrill Lynch Utility Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +5.09%, +4.99%, +4.88% and +5.12%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance results, including average annual total returns, see pages 3 and 4 of this report to shareholders.) At the same time, the Fund provided an attractive level of current income.There were two primary factors influencing the Fund's performance during the February quarter. First, the broad market, as measured by the S&P 500, showed significant strength, driven principally by the technology sector as investors ignored the impact of the Asian financial crisis and invested in higher beta securities (securities with more price volatility). Second, long-term interest rates, as measured by the yield on the 30-year US Treasury bond, began to rise toward the 6% level.

The stock price performance of the domestic electric utility sector, in which 75.1% of the Fund's net assets was invested at February quarter-end, was influenced by the events discussed above as well as industry fundamentals. First, the unmanaged S&P Electric Index of 26 companies hit a new high on January 5, 1998. For the three-month period ended February 28, 1998, the price appreciation of the unmanaged Index was 3.2%. This performance partly reflected price appreciation for Niagara Mohawk Power Corporation. The performance of the stock was attributed to more constructive news coming from the New York regulatory authorities. The stocks of three other investor-owned utility companies in New York also had total returns that exceeded that of the S&P Electric Index. The Fund held positions in two of these companies, Consolidated Edison Company of New York and New York State Electric & Gas Corp.

There was other news about domestic electric utility companies during the February quarter. As a result of technical problems, the opening of the California electric power market to competition was delayed. Regulatory and legislative agencies in Pennsylvania were in the news, resulting in lower returns for the two principal Pennsylvania utility companies, PECO Energy Co. and Pennsylvania Power & Light. While no significant new mergers or acquisitions were announced during the quarter, we expect that the current situation will reverse itself in the coming months and that more mergers and acquisitions will be

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

announced. We further expect to see natural gas and electric mergers and, to a lesser extent, electric-to-electric utility mergers. The sale of non-nuclear generating assets to various parties is expected to continue at prices which are above-recorded book value.

During the February quarter, we added to our position in PECO Energy Co. and initiated a position in Potomac Electric Power Company. We increased our weighting in PECO following the company's announcement of a write down of assets and a reduction of its dividend. The stock traded down on the news, which we used as an opportunity to increase the below-average weighting in the stock. Potomac Electric Power presented an interesting investment opportunity following the failure of the company to merge with Baltimore Gas & Electric Co., which resulted in the stock underperforming the sector. The company views the current dividend level of $1.66 per share as safe for the present time. The potential for a future merger or acquisition still exists as does a share repurchase program.

For the six-month period ended February 28, 1998, total returns for Merrill Lynch Utility Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +18.56%, +18.24%, +18.12% and +18.51%, respectively. For the same period, the Fund's performance exceeded the +17.60% total return of the unmanaged broad market Index, the S&P 500. Performance for the domestic electric utility equity sector was driven by two principal factors. First, long-term interest rates declined. Second, the fear over competition in the electric utility market subsided during 1997 as investors realized that the transition would be more evolutionary than revolutionary. Furthermore, assets of companies in the electric utility industry, most notably their generation assets, were revised upward as they became available for public sale.

Finally, while not industry driven, the performance of the broad market, as measured by the S&P 500, had an influence over the performance of the domestic electric utility sector during the past six months. The first half of calendar 1997 was driven by the high beta growth sector. The second half, following the financial crisis in Asia, was dominated by investors looking for low beta and more defensive stocks. Domestic electric utility stocks, which were very poor performers in the first half of calendar year 1997, became very attractive on a market and industry fundamental basis in the second half of 1997.

In Conclusion

The composition of the Fund's portfolio will continue to support the goal of the Fund, which is seeking to generate high current income. We thank you for your interest in Merrill Lynch Utility Income Fund, Inc., and we look forward to discussing our investment strategy with you in upcoming shareholder reports.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and Portfolio Manager

March 26, 1998

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                Since
                                                12 Month        3 Month       Inception
                                              Total Return   Total Return   Total Return
----------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class A Shares     +22.02%        +5.09%         +39.77%
----------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class B Shares     +21.09         +4.99          +35.24
----------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class C Shares     +21.09         +4.88          +57.71
----------------------------------------------------------------------------------------
ML Utility Income Fund, Inc. Class D Shares     +21.81         +5.12          +61.05
========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class B Shares, 10/29/93; and Class C and Class D Shares, 10/21/94.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

PERFORMANCE DATA (concluded)


Average Annual Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/97                                 +24.39%          +19.41%
--------------------------------------------------------------------------------
Inception (10/29/93)
through 12/31/97                                    + 8.82           + 7.76
--------------------------------------------------------------------------------
*  Maximum sales charge is 4%.
** Assuming maximum sales charge.

                                                   % Return         % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/97                                 +23.42%          +19.42%
--------------------------------------------------------------------------------
Inception (10/29/93)
through 12/31/97                                    + 8.00           + 8.00
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                   % Return         % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/97                                 +23.43%          +22.43%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/97                                    +16.03           +16.03
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/97                                 +24.16%          +19.20%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/97                                    +16.76           +15.28
--------------------------------------------------------------------------------
*  Maximum sales charge is 4%.
** Assuming maximum sales charge.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

SCHEDULE OF INVESTMENTS

                                 Shares                                                               Value       Percent of
Industries                        Held                          Stocks                    Cost      (Note 1a)     Net Assets
============================================================================================================================
Utilities -- Electric             39,000    Allegheny Energy, Inc.                    $   895,450   $ 1,191,938         2.9%
                                  22,600    Ameren Corp. (a)                              912,093       868,688         2.1
                                  24,600    American Electric Power Company, Inc.         892,569     1,180,800         2.9
                                  33,000    Baltimore Gas & Electric Co.                  844,868     1,041,563         2.6
                                  40,600    Boston Edison Co.                           1,015,336     1,575,788         3.9
                                  11,000    CINergy Corp.                                 284,857       382,938         0.9
                                  18,000    Carolina Power & Light Co.                    536,468       751,500         1.8
                                  29,100    Consolidated Edison Company of New York       980,888     1,236,750         3.0
                                  31,400    DTE Energy Co.                                984,627     1,153,950         2.8
                                  45,000    Delmarva Power & Light Co.                    924,651       967,500         2.4
                                  20,800    Dominion Resources, Inc.                      980,112       829,400         2.0
                                  48,000    Enova Corp.                                 1,165,493     1,224,000         3.0
                                  22,900    Entergy Corp.                                 598,635       662,669         1.6
                                  41,900    FirstEnergy Corp.                             936,783     1,212,481         3.0
                                  34,000    Florida Progress Corp.                      1,105,601     1,315,375         3.2
                                  27,500    GPU, Inc.                                     767,170     1,105,156         2.7
                                  15,300    Houston Industries, Inc.                      296,223       395,888         1.0
                                  27,400    MDU Resources Group, Inc.                     593,863       847,687         2.1
                                  26,000    Nevada Power Co.                              552,810       645,125         1.6
                                  26,000    New Century Energies Corp.                    841,935     1,212,250         3.0
                                  23,000    New England Electric System                   766,360       968,875         2.4
                                  18,000    New York State Electric & Gas Corp.           520,663       676,125         1.7
                                  14,300    Northern States Power Co.                     659,908       785,606         1.9
                                  23,200    OGE Energy Corp.                              854,830     1,252,800         3.1
                                  29,900    PECO Energy Co.                               708,848       590,525         1.5
                                  35,800    PacifiCorp                                    706,649       865,912         2.1
                                  33,500    Potomac Electric Power Company (PEPCO)        835,323       841,687         2.1
                                  29,400    Public Service Enterprise Group, Inc.         947,445       948,150         2.3
                                  43,400    Southern Co.                                  923,825     1,071,437         2.6
                                  21,000    Texas Utilities Holding Co.                   715,885       849,187         2.1
                                  32,600    Unicom Corp.                                  954,082     1,045,237         2.6
                                   9,000    Washington Water Power Co.                    172,013       205,875         0.5
                                  17,000    Western Resources Co.                         478,125       697,000         1.7
                                                                                      -----------   -----------        ----
                                                                                       25,354,388    30,599,862        75.1
============================================================================================================================
Utilities -- Gas                  40,300    AGL Resources Inc.                            741,707       818,594         2.0
                                  26,000    New Jersey Resources Corp.                    750,192       949,000         2.3
                                                                                      -----------   -----------        ----
                                                                                        1,491,899     1,767,594         4.3
============================================================================================================================
                                            Total Stocks                               26,846,287    32,367,456        79.4
============================================================================================================================

                                 Face
                                Amount                   Corporate Bonds
============================================================================================================================
Telecommunications           $ 1,000,000    Southwestern Bell Corp., 7% due
                                            7/01/20                                   151,034,480      1,039,660        2.6
                               1,000,000    United Telephone Company of Florida,
                                            6.875% due 7/15/2013                        1,019,950     1,038,870         2.5
                                                                                      -----------   -----------        ----
                                                                                        2,054,430     2,078,530         5.1
============================================================================================================================

Utilities -- Electric          1,000,000    Public Service Company of Colorado,
                                            6.375% due 11/01/2005                         991,300     1,003,340         2.5
============================================================================================================================

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

SCHEDULE OF INVESTMENTS (concluded)

                                 Face                                                                 Value       Percent of
Industries                      Amount                   Corporate Bonds                  Cost      (Note 1a)     Net Assets
============================================================================================================================
Utilities -- Gas             $ 1,500,000    ENSERCH Corp., 6.375% due 2/01/2004       $ 1,491,030   $ 1,492,170         3.6%
                               1,000,000    El Paso Natural Gas Co., 7.75% due
                                            1/15/2002                                   1,090,950     1,049,940         2.6
                                                                                      -----------   -----------       -----
============================================================================================================================
                                                                                        2,581,980     2,542,110         6.2
============================================================================================================================
                                            Total Corporate Bonds                       5,627,710     5,623,980        13.8
============================================================================================================================

                                                      Short-Term Securities
============================================================================================================================
Commercial Paper*              1,000,000    Falcon Asset Securitization Corp.,
                                            5.67% due 3/05/1998                           999,213       999,213         2.5
                               1,672,000    General Motors Acceptance Corp., 5.69%
                                            due 3/02/1998                               1,671,471     1,671,471         4.1
============================================================================================================================
                                            Total Short-Term Securities                 2,670,684     2,670,684         6.6
============================================================================================================================
Total Investments                                                                     $35,144,681   40,662,1209        99.8
                                                                                      ===========
Other Assets Less Liabilities                                                                            76,895         0.2
                                                                                                    -----------       -----
Net Assets                                                                                          $40,739,015       100.0%
                                                                                                    ===========       =====
============================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
(a) Union Electric Co. merged with Cipsco Inc. to become Ameren Corp.

See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 1998

Assets:                  Investments, at value (identified cost -- $35,144,681) (Note 1a) .............                $ 40,662,120
                         Cash                                                                                                    94
                         Receivables:
                            Dividends .................................................................  $    111,039
                            Capital shares sold .......................................................        68,004
                            Interest ..................................................................        57,080
                            Investment adviser (Note 2) ...............................................        11,351       247,474
                                                                                                         -------------
                         Deferred organization expenses (Note 1f) .....................................                      21,140
                         Prepaid registration fees and other assets (Note 1f) .........................                      51,537
                                                                                                                       ------------
                         Total assets .................................................................                  40,982,365
                                                                                                                       ------------
===================================================================================================================================
Liabilities:             Payables:
                            Capital shares redeemed ...................................................        77,146
                            Distributor (Note 2) ......................................................        21,802        98,948
                                                                                                         -------------
                         Accrued expenses and other liabilities .......................................                     144,402
                                                                                                                       ------------
                         Total liabilities ............................................................                     243,350
                                                                                                                       ------------
===================================================================================================================================
Net Assets:              Net assets ...................................................................                $ 40,739,015
                                                                                                                       ============
===================================================================================================================================
Net Assets               Class A Shares of Common Stock, $0.10 par value, 100,000,000
Consist of:              shares authorized ............................................................                $     19,390
                         Class B Shares of Common Stock, $0.10 par value, 100,000,000
                         shares authorized ............................................................                     292,106
                         Class C Shares of Common Stock, $0.10 par value, 100,000,000
                         shares authorized ............................................................                      45,099
                         Class D Shares of Common Stock, $0.10 par value, 100,000,000
                         shares authorized ............................................................                      17,628
                         Paid-in capital in excess of par .............................................                  35,663,803
                         Undistributed investment income -- net .......................................                     101,482
                         Accumulated realized capital losses on investments -- net (Note 6) ...........                    (917,932)
                         Unrealized appreciation on investments -- net ................................                   5,517,439
                                                                                                                       ------------
                         Net assets ...................................................................                $ 40,739,015
                                                                                                                       ============
===================================================================================================================================
Net Asset Value:         Class A -- Based on net assets of $2,111,442 and 193,895 shares outstanding ..                $      10.89
                                                                                                                       ============
                         Class B -- Based on net assets of $31,803,184 and 2,921,062 shares outstanding                $      10.89
                                                                                                                       ============
                         Class C -- Based on net assets of $4,901,277 and 450,987 shares outstanding ..                $      10.87
                                                                                                                       ============
                         Class D -- Based on net assets of $1,923,112 and 176,279 shares outstanding ..                $      10.91
                                                                                                                       ============
===================================================================================================================================

                         See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

Statement of Operations for the Six Months Ended February 28, 1998

Investment               Dividends                                                                                     $    869,838
Income                   Interest and amortization of premium and discount earned                                           250,588
(Notes 1d & 1e):                                                                                                       ------------
                         Total income                                                                                     1,120,426
                                                                                                                       ------------
===================================================================================================================================
Expenses:                Account maintenance and distribution fees -- Class B (Note 2)                   $    111,481
                         Investment advisory fees (Note 2)                                                    103,876
                         Registration fees (Note 1f)                                                           29,210
                         Professional fees                                                                     26,390
                         Printing and shareholder reports                                                      25,057
                         Transfer agent fees -- Class B (Note 2)                                               21,279
                         Account maintenance and distribution fees -- Class C (Note 2)                         18,370
                         Accounting services (Note 2)                                                          16,153
                         Amortization of organization expenses (Note 1f)                                        9,040
                         Directors' fees and expenses                                                           8,035
                         Custodian fees                                                                         3,528
                         Transfer agent fees -- Class C (Note 2)                                                3,274
                         Account maintenance fees -- Class D (Note 2)                                           2,210
                         Transfer agent fees -- Class D (Note 2)                                                1,052
                         Transfer agent fees -- Class A (Note 2)                                                  998
                         Pricing fees                                                                             204
                         Other                                                                                  2,055
                                                                                                         ------------
                         Total expenses before reimbursement                                                  382,212
                         Reimbursement of expenses (Note 2)                                                  (133,903)
                                                                                                         ------------
                         Total expenses after reimbursement                                                                 248,309
                                                                                                                       ------------
                         Investment income -- net                                                                           872,117
                                                                                                                       ------------
===================================================================================================================================
Realized &               Realized gain on investments -- net                                                                354,732
Unrealized Gain on       Change in unrealized appreciation on investments -- net                                          4,902,441
Investments -- Net                                                                                                     ------------
(Notes 1b, 1c,           Net Increase in Net Assets Resulting from Operations                                          $  6,129,290
1e & 3):                                                                                                               ============
===================================================================================================================================

                         See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

Statements of Changes in Net Assets

                                                                                                         For the Six      For the
                                                                                                         Months Ended    Year Ended
                                                                                                         February 28,    August 31,
Increase (Decrease) in Net Assets:                                                                           1998           1997
===================================================================================================================================
Operations:              Investment income -- net                                                        $    872,117  $  1,905,999
                         Realized gain (loss) on investments and foreign currency transactions -- net         354,732      (522,898)
                         Change in unrealized appreciation on investments and
                         foreign currency transactions -- net                                               4,902,441     1,806,214
                                                                                                         ------------  ------------
                         Net increase in net assets resulting from operations                               6,129,290     3,189,315
                                                                                                         ------------  ------------
===================================================================================================================================
Dividends to             Investment income -- net:
Shareholders                Class A                                                                           (49,624)     (111,824)
(Note 1g):                  Class B                                                                          (770,848)   (1,638,691)
                            Class C                                                                          (116,561)     (108,910)
                            Class D                                                                           (51,573)      (93,142)
                                                                                                         ------------  ------------
                         Net decrease in net assets resulting from dividends to shareholders                 (988,606)   (1,952,567)
                                                                                                         ------------  ------------
===================================================================================================================================
Capital Share            Net increase (decrease) in net assets derived from capital share transactions      1,226,388    (8,197,559)
Transactions                                                                                             ------------  ------------
(Note 4):
===================================================================================================================================
Net Assets:              Total increase (decrease) in net assets                                            6,367,072    (6,960,811)
                         Beginning of period                                                               34,371,943    41,332,754
                                                                                                         ------------  ------------
                         End of period*                                                                  $ 40,739,015  $ 34,371,943
                                                                                                         ============  ============
                        *Undistributed investment income -- net                                          $    101,482  $    217,971
                                                                                                         ============  ============
===================================================================================================================================

                         See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

Financial Highlights

                                                                                            Class A
                                                                       -------------------------------------------------
                                                                       For the                                  For the
                                                                        Six                                      Period
The following per share data and ratios have been derived              Months            For the Year           Oct. 29,
from information provided in the financial statements.                  Ended           Ended August 31,        1993+ to
                                                                       Feb. 28,   --------------------------    Aug. 31,
Increase (Decrease) in Net Asset Value:                                 1998+++   1997+++    1996      1995       1994
========================================================================================================================
Per Share                Net asset value, beginning of period .......   $ 9.46    $ 9.17    $ 9.15    $ 8.44    $10.00
Operating                                                               ------    ------    ------    ------    ------
Performance:             Investment income -- net ...................      .27       .55       .60       .60       .40
                         Realized and unrealized gain (loss) on
                         investments and foreign currency
                         transactions -- net ........................     1.47       .29       .02       .59     (1.57)
                                                                        ------    ------    ------    ------    ------
                         Total from investment operations ...........     1.74       .84       .62      1.19     (1.17)
                                                                        ------    ------    ------    ------    ------
                         Less dividends from investment income -- net     (.31)     (.55)     (.60)     (.48)     (.39)
                                                                        ------    ------    ------    ------    ------
                         Net asset value, end of period .............   $10.89    $ 9.46    $ 9.17    $ 9.15    $ 8.44
                                                                        ======    ======    ======    ======    ======
========================================================================================================================
Total Investment         Based on net asset value per share .........    18.56%+++  9.36%     6.61%    14.68%   (11.84%)+++
Return:**                                                               ======    ======    ======    ======    ======
========================================================================================================================
Ratios to Average        Expenses, net of reimbursement .............      .59%*     .59%      .56%      .49%      .44%*
Net Assets:                                                             ======    ======    ======    ======    ======
                         Expenses ...................................     1.30%*    1.51%     1.52%     1.87%     1.58%*
                                                                        ======    ======    ======    ======    ======
                         Investment income -- net ...................     5.24%*    5.79%     5.56%     6.60%     5.92%*
                                                                        ======    ======    ======    ======    ======
========================================================================================================================
Supplemental             Net assets, end of period (in thousands) ...   $2,112    $1,376    $2,108    $3,253    $4,238
Data:                                                                   ======    ======    ======    ======    ======
                         Portfolio turnover .........................     3.25%     5.50%    25.98%    12.59%     8.50%
                                                                        ======    ======    ======    ======    ======
                         Average commission rate paid++++ ...........   $.0600    $.0595    $.0395        --        --
                                                                        ======    ======    ======    ======    ======
========================================================================================================================

                  *      Annualized.
                  **     Total investment returns exclude the effects of sales
                         loads.
                  +      Commencement of operations.
                  ++     Based on average shares outstanding.
                  +++    Aggregate total investment return.
                  ++++   For fiscal years beginning on or after September 1,
                         1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

Financial Highlights (continued)

                                                                                            Class B
                                                                       -------------------------------------------------
                                                                       For the                                  For the
                                                                        Six                                      Period
The following per share data and ratios have been derived              Months            For the Year           Oct. 29,
from information provided in the financial statements.                  Ended           Ended August 31,        1993+ to
                                                                       Feb. 28,   --------------------------    Aug. 31,
Increase (Decrease) in Net Asset Value:                                 1998+++   1997+++    1996      1995       1994
========================================================================================================================
Per Share                Net asset value, beginning of period .......  $  9.45   $  9.17   $  9.15   $  8.44   $ 10.00
Operating                                                              -------   -------   -------   -------   -------
Performance:             Investment income -- net ...................      .24       .47       .46       .49       .35
                         Realized and unrealized gain (loss) on
                         investments and foreign currency
                         transactions -- net ........................     1.47       .28       .09       .63     (1.57)
                                                                       -------   -------   -------   -------   -------
                         Total from investment operations ...........     1.71       .75       .55      1.12     (1.22)
                                                                       -------   -------   -------   -------   -------
                         Less dividends from investment income -- net     (.27)     (.47)     (.53)     (.41)     (.34)
                                                                       -------   -------   -------   -------   -------
                         Net asset value, end of period .............   $10.89    $ 9.45    $ 9.17    $ 9.15    $ 8.44
                                                                       =======   =======   =======   =======   =======
========================================================================================================================
Total Investment       Based on net asset value per share ...........    18.24%+++  8.39%     5.86%    13.72%   (12.34%)+++
Return:**                                                              =======   =======   =======   =======   =======
========================================================================================================================
Ratios to Average        Expenses, net of reimbursement .............     1.37%*    1.36%     1.34%     1.27%     1.21%*
Net Assets:                                                            =======   =======   =======   =======   =======
                         Expenses ...................................     2.08%*    2.28%     2.29%     2.66%     2.35%*
                                                                       =======   =======   =======   =======   =======
                         Investment income -- net ...................     4.58%*    5.00%     4.79%     5.75%     5.22%*
                                                                       =======   =======   =======   =======   =======
========================================================================================================================
Supplemental             Net assets, end of period (in thousands) ...  $31,803   $27,259   $35,702   $37,498   $27,395
Data:                                                                  =======   =======   =======   =======   =======
                         Portfolio turnover .........................     3.25%     5.50%    25.98%    12.59%     8.50%
                                                                       =======   =======   =======   =======   =======
                         Average commission rate paid++++ ...........   $.0600    $.0595    $.0395        --        --
                                                                       =======   =======   =======   =======   =======
========================================================================================================================

                  *      Annualized.
                  **     Total investment returns exclude the effects of sales
                         loads.
                  +      Commencement of operations.
                  ++     Based on average shares outstanding.
                  +++    Aggregate total investment return.
                  ++++   For fiscal years beginning on or after September 1,
                         1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                         See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

Financial Highlights (continued)

                                                                                        Class C
                                                                          ---------------------------------------
                                                                          For the                        For the
                                                                           Six                            Period
The following per share data and ratios have been derived                 Months       For the Year      Oct. 21,
from information provided in the financial statements.                     Ended     Ended August 31,    1993+ to
                                                                          Feb. 28,   ----------------    Aug. 31,
Increase (Decrease) in Net Asset Value:                                   1998+++    1997+++    1996        1995
=================================================================================================================
Per Share                Net asset value, beginning of period ..........   $ 9.44     $ 9.15    $ 9.14    $ 8.17
Operating                                                                  ------     ------    ------    ------
Performance:             Investment income -- net ......................      .23        .47       .43       .42
                         Realized and unrealized gain on investments and
                         foreign currency transactions -- net ..........     1.47        .29       .10       .90
                                                                           ------     ------    ------    ------
                         Total from investment operations ..............     1.70        .76       .53      1.32
                                                                           ------     ------    ------    ------
                         Less dividends from investment income -- net ..     (.27)      (.47)     (.52)     (.35)
                                                                           ------     ------    ------    ------
                         Net asset value, end of period ................   $10.87     $ 9.44    $ 9.15    $ 9.14
                                                                           ======     ======    ======    ======
=================================================================================================================
Total Investment         Based on net asset value per share ............    18.12%+++   8.48%     5.65%    16.50%+++
Return:**                                                                  ======     ======    ======    ======
=================================================================================================================
Ratios to Average        Expenses, net of reimbursement ................     1.42%*     1.42%     1.40%     1.32%*
Net Assets:                                                                ======     ======    ======    ======
                         Expenses ......................................     2.12%*     2.30%     2.34%     2.77%*
                                                                           ======     ======    ======    ======
                         Investment income  -- net .....................     4.50%*     4.79%     4.75%     5.56%*
                                                                           ======     ======    ======    ======
=================================================================================================================
Supplemental             Net assets, end of period (in thousands) ......   $4,901     $4,104    $2,107    $1,377
Data:                                                                      ======     ======    ======    ======
                         Portfolio turnover ............................     3.25%      5.50%    25.98%    12.59%
                                                                           ======     ======    ======    ======
                         Average commission rate paid++++ ..............   $.0600     $.0595    $.0395        --
                                                                           ======     ======    ======    ======
=================================================================================================================

                  *      Annualized.
                  **     Total investment returns exclude the effects of sales
                         loads.
                  +      Commencement of operations.
                  ++     Based on average shares outstanding.
                  +++    Aggregate total investment return.
                  ++++   For fiscal years beginning on or after September 1,
                         1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                         See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                         Class D
                                                                          ----------------------------------------
                                                                          For the                         For the
                                                                           Six                             Period
The following per share data and ratios have been derived                 Months        For the Year      Oct. 21,
from information provided in the financial statements.                     Ended      Ended August 31,    1994+ to
                                                                          Feb. 28,    ----------------    Aug. 31,
Increase (Decrease) in Net Asset Value:                                    1998++     1997++     1996       1995
==================================================================================================================

Per Share                Net asset value, beginning of period ..........   $ 9.47      $ 9.18     $ 9.15   $ 8.17
Operating                                                                  ------      ------     ------   ------
Performance:             Investment income -- net ......................      .26         .52        .47      .51
                         Realized and unrealized gain on investments
                         and foreign currency transactions -- net ......     1.47         .29        .13      .85
                                                                           ------      ------     ------   ------
                         Total from investment operations ..............     1.73         .81        .60     1.36
                                                                           ------      ------     ------   ------
                         Less dividends from investment income -- net ..     (.29)       (.52)      (.57)    (.38)
                                                                           ------      ------     ------   ------
                         Net asset value, end of period ................   $10.91      $ 9.47     $ 9.18   $ 9.15
                                                                           ======      ======     ======   ======
Total Investment         Based on net asset value per share ............    18.51%+++    9.08%      6.46%   17.03%+++
Return:**                                                                  ======      ======     ======   ======

Ratios to Average        Expenses, net of reimbursement ................      .84%*       .84%       .82%     .74%*
Net Assets:                                                                ======      ======     ======   ======
                         Expenses ......................................     1.55%*      1.76%      1.75%    2.10%*
                                                                           ======      ======     ======   ======
                         Investment income  -- net .....................     5.02%*      5.47%      5.37%    6.14%*
                                                                           ======      ======     ======   ======
Supplemental             Net assets, end of period (in thousands) ......   $1,923      $1,633     $1,416   $  558
Data:                                                                      ======      ======     ======   ======
                         Portfolio turnover ............................     3.25%       5.50%     25.98%   12.59%
                                                                           ======      ======     ======   ======
                         Average commission rate paid++++ ..............   $.0600      $.0595     $.0395       --
                                                                           ======      ======     ======   ======
==================================================================================================================

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Based on average shares outstanding.
                  +++   Aggregate total investment return.
                  ++++  For fiscal years beginning on or after September 1,
                        1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                        See Notes to Financial Statements.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Utility Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Options -- The Fund is authorized to write covered call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date.

(f) Deferred organization expenses and prepaid registration fees -- Deferred organization expenses are charged to expense over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends from net investment are declared and paid monthly. Distribution of capital gains are recorded on the ex-dividend date.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of 0.55%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended February 28, 1998, MLAM earned fees of $103,876, all of which was voluntarily waived. MLAM also voluntarily reimbursed the Fund for additional expenses of $30,027.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                    Account           Distribution
                                Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class B ......................       0.25%                0.50%
Class C ......................       0.25%                0.55%
Class D ......................       0.25%                  --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                  MLFD          MLPF&S
--------------------------------------------------------------------------------
Class A .......................................   $ 79          $  776
Class D .......................................   $425          $4,207
--------------------------------------------------------------------------------

For the six months ended February 28, 1998, MLPF&S received contingent deferred sales charges of $26,376and $1,145 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended February 28, 1998, the Fund paid Merrill Lynch Security Pricing Service, and affiliate of MLPF&S, $327 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, MLFD, MLFDS, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1998 were $1,170,947 and $1,643,091, respectively.

Net realized gains for the six months ended February 28, 1998 and net unrealized gains as of February 28, 1998 were as follows:

--------------------------------------------------------------------------------
                                            Realized         Unrealized
                                              Gains             Gains
--------------------------------------------------------------------------------
Long-term investments ....................  $354,732         $5,517,439
                                            --------         ----------
Total ....................................  $354,732         $5,517,439
                                            ========         ==========
--------------------------------------------------------------------------------

As of February 28, 1998, net unrealized appreciation for Federal income tax purposes aggregated $5,517,439, of which $5,870,890 related to appreciated securities and $353,451 related to depreciated securities. At February 28, 1998, the aggregate cost of investments for Federal income tax purposes was $35,144,681.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $1,226,388 and $(8,197,559) for the six months ended February 28, 1998 and for the year ended August 31, 1997, respectively.

Transactions in shares for each class were as follows:

-------------------------------------------------------------------------
Class A Shares for the Six Months                                Dollar
Ended February 28, 1998                             Shares       Amount
-------------------------------------------------------------------------
Shares sold .....................................   91,842      $975,695
Shares issued to shareholders
in reinvestment of dividends ....................    3,329        34,875
                                                   -------    ----------
Total issued ....................................   95,171     1,010,570
Shares redeemed .................................  (46,797)     (489,728)
                                                   -------    ----------
Net increase ....................................   48,374    $  520,842
                                                   =======    ==========
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Class A Shares for the Year                                      Dollar
Ended August 31, 1997                               Shares       Amount
-------------------------------------------------------------------------
Shares sold .....................................   20,399   $   187,890
Shares issued to shareholders
in reinvestment of dividends ....................    8,334        77,642
                                                  --------   -----------
Total issued ....................................   28,733       265,532
Shares redeemed ................................. (113,140)   (1,047,248)
                                                  --------   -----------
Net decrease ....................................  (84,407)  $  (781,716)
                                                  ========   ===========
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Class B Shares for the Six Months                                Dollar
Ended February 28, 1998                             Shares       Amount
-------------------------------------------------------------------------
Shares sold .....................................  630,286   $ 6,803,137
Shares issued to shareholders in
reinvestment of dividends .......................   48,730       507,086
                                                  --------   -----------
Total issued ....................................  679,016     7,310,223
Automatic conversion of shares ..................   (1,022)      (10,290)
Shares redeemed ................................. (640,101)   (6,800,447)
                                                  --------   -----------
Net increase ....................................   37,893   $   499,486
                                                  ========   ===========
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Class B Shares for the Year                                      Dollar
Ended August 31, 1997                               Shares       Amount
--------------------------------------------------------------------------
Shares sold ..................................     442,701   $  4,126,710
Shares issued to shareholders
in reinvestment of dividends .................     113,728      1,060,681
                                                ----------   ------------
Total issued .................................     556,429      5,187,391
Automatic conversion of shares ...............     (10,234)       (95,906)
Shares redeemed ..............................  (1,557,581)   (14,591,097)
                                                ----------   ------------
Net decrease .................................  (1,011,386)  $ (9,499,612)
                                                ==========   ============
--------------------------------------------------------------------------

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

--------------------------------------------------------------------------
Class C Shares for the Six Months                                Dollar
Ended February 28, 1998                             Shares       Amount
--------------------------------------------------------------------------
Shares sold ....................................   463,462   $  4,905,663
Shares issued to shareholders
in reinvestment of dividends ...................     8,942         92,725
                                                  --------   ------------
Total issued ...................................   472,404      4,998,388
Shares redeemed ................................  (456,249)    (4,845,475)
                                                  --------   ------------
Net increase ...................................    16,155   $    152,913
                                                  ========   ============
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Class C Shares for the Year                                      Dollar
Ended August 31, 1997                               Shares       Amount
--------------------------------------------------------------------------
Shares sold ....................................   344,100   $  3,206,197
Shares issued to shareholders
in reinvestment of dividends ...................     8,267         77,322
                                                  --------   ------------
Total issued ...................................   352,367      3,283,519
Shares redeemed ................................  (147,723)    (1,372,843)
                                                  --------   ------------
Net increase ...................................   204,644   $  1,910,676
                                                  ========   ============
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Class D Shares for the Six Months                                Dollar
Ended February 28, 1998                             Shares       Amount
--------------------------------------------------------------------------
Shares sold ....................................   369,748   $  3,976,889
Automatic conversion of shares .................     1,020         10,290
Shares issued to shareholders
in reinvestment of dividends ...................     3,555         37,176
                                                  --------   ------------
Total issued ...................................   374,323      4,024,355
Shares redeemed ................................  (370,417)    (3,971,208)
                                                  --------   ------------
Net increase ...................................     3,906   $     53,147
                                                  ========   ============
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Class D Shares for the Year                                      Dollar
Ended August 31, 1997                               Shares       Amount
--------------------------------------------------------------------------
Shares sold ....................................   124,751   $  1,173,521
Automatic conversion of shares .................    10,218         95,906
Shares issued to shareholders
in reinvestment of dividends ...................     3,969         37,053
                                                  --------   ------------
Total issued ...................................   138,938      1,306,480
Shares redeemed ................................  (120,738)    (1,133,387)
                                                  --------   ------------
Net increase ...................................    18,200   $    173,093
                                                  ========   ============
--------------------------------------------------------------------------

5. Subsequent Event:

On March 3, 1998, the Fund's Board of Directors declared an ordinary income dividend in the amount of $.045111 per Class A Share, $.038619 per Class B Share, $.038240 per Class C Share and $.042993 per Class D Share, payable on March 10, 1998 to shareholders of record as of March 2, 1998.

6. Capital Loss Carryforward:

At August 31, 1997, the Fund had a net capital loss carryforward of approximately $1,098,000, of which $750,000 expires in 2003 and $348,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

PORTFOLIO INFORMATION

For the Quarter Ended February 28, 1998

                                           Percent of
Ten Largest Holdings                       Net Assets

Boston Edison Co. .......................     3.9%
ENSERCH Corp., 6.375% due 2/01/2004 .....     3.6
Florida Progress Corp. ..................     3.2
OGE Energy Corp. ........................     3.1
Consolidated Edison Company of New York .     3.0
Enova Corp. .............................     3.0
FirstEnergy Corp. .......................     3.0
New Century Energies Corp. ..............     3.0
Allegheny Energy, Inc. ..................     2.9
American Electric Power Company, Inc. ...     2.9

Addition (Equity Investments)
Potomac Electric Power Company (PEPCO)

Merrill Lynch Utility Income Fund, Inc.                        February 28, 1998

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Walter D. Rogers, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice  President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Utility Income Fund, Inc.
Box 9011 Princeton, NJ 08543-9011                                 #16856 -- 2/98

[RECYCLE LOGO] Printed on post-consumer recycled paper